[graphic: head of Statue of Liberty]


                   Liberty High Income Municipals Fund Class A

                      Stein Roe High-Yield Municipals Fund





                                Semiannual Report
                                December 31, 2001

CONTENTS
--------------------------------------------------------------------------------

Fund Performance............................................................   1

   How Liberty High Income Municipals Fund Class A has done over time

Portfolio Manager's Report..................................................   2

   Interview with the portfolio manager and summary of investment activity

Portfolio of Investments....................................................   3

   A complete list of investments with market values

Financial Statements........................................................  10

   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements...............................................  16

Financial Highlights........................................................  19

   Selected per-share data

Shareholder Meeting Results.................................................  20



                Must be preceded or accompanied by a prospectus.

FUND PERFORMANCE
--------------------------------------------------------------------------------

To evaluate a fund's historical performance, one can look at the cumulative return percentage, the average annual return percentage or the growth of a hypothetical $10,000 investment. Below we compare Liberty High Income Municipals Fund Class A with its benchmark, the Lehman Brothers Municipal Bond Index.

The performance figures include changes in the fund's share price, plus reinvestment of any dividends (net investment income) and capital gains distributions (the profits the fund earns when it sells fixed income securities that have grown in value).

                                                 AVERAGE ANNUAL TOTAL RETURN (%)
                                                PERIOD ENDED DECEMBER 31, 2001
---------------------------------------------------------------------------------------------------------------------------

                                                                         6-month
                                                                        cumulative      1-year         5-year        10-year
---------------------------------------------------------------------------------------------------------------------------
LIBERTY HIGH INCOME MUNICIPALS FUND CLASS A
  WITHOUT SALES CHARGE                                                        2.97          5.06           4.86           5.72
LIBERTY HIGH INCOME MUNICIPALS FUND CLASS A
  WITH SALES CHARGE                                                          -1.96          0.08           3.85           5.21
Lehman Brothers Municipal Bond Index                                          2.18          5.13           5.98           6.63


GROWTH OF A $10,000 INVESTMENT FROM DECEMBER 31, 1991 TO DECEMBER 31, 2001


[line chart data

Liberty High Income Municipals Fund Class A

                                                              Lehman
                          Fund             Fund               Brothers
                          without          with               Municipal
                          sales            sales              Bond
                          charge           charge             Index

6/30/1991                  $10,000          $9,525            $10,000
12/31/1992                 10,534.4         10,034            10,881.5
12/31/1993                 11,655.8         11,102.1          12,216.9
12/31/1994                 11,187           10,655.6          11,585.6
12/31/1995                 13,169.3         12,543.8          13,608
12/31/1996                 13,759.7         13,106.1          14,210.5
12/31/1997                 15,071.2         14,355.3          15,516.3
12/31/1998                 15,869.1         15,115.3          16,521
12/31/1999                 15,529.5         14,791.8          16,181.9
12/31/2000                 16,610.3         15,821.3          18,071.7
12/31/2001                 17,447           16,616            18,999


Liberty High Income Municipals Fund Class A is a class of Stein Roe High-Yield Municipals Fund (the fund), a series of Liberty-Stein Roe Funds Income Trust. The fund also offers class S shares. Performance information for class S shares is presented in a separate report.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT www.libertyfunds.com FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. "With sales charge" returns include the maximum 4.75% sales charge for class A shares. Liberty High Income Municipals Fund Class A commenced operations on July 31, 2000. Historical performance for the period prior to July 31, 2000 is based on the performance of the fund's class S shares, restated to reflect 12b-1 fees and any other expenses applicable to that class, without giving any effect to fee waivers and assuming reinvestment of dividends and capital gains. This graph compares the performance of the Liberty High Income Municipals Fund Class A to the Lehman Brothers Municipal Bond Index, an unmanaged group of investment grade bonds not associated with any Liberty or Stein Roe fund. Unlike mutual funds, it is not possible to invest directly in an index.

PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

COMMENTARY FROM MAUREEN NEWMAN, PORTFOLIO MANAGER OF
LIBERTY HIGH INCOME MUNICIPALS FUND CLASS A AND SR&F HIGH YIELD MUNICIPALS PORTFOLIO


For the six-month period ended December 31, 2001, Liberty High Income Municipals Fund Class A delivered a total return of 2.97% without a sales charge. This return exceeded that of the fund's benchmark, the Lehman Brothers Municipal Bond Index, which returned 2.18% for the same period. The fund's peer group, the Lipper High-Yield Municipal Debt Fund Average, returned 1.52%.

ECONOMIC CONDITIONS CREATED UNCERTAINTY
During the six-month period, the events of September 11th dominated the news and economists began to sort through the economic impact of the attacks. Initial consumer reactions caused a slowing of economic activity, which prompted a rally in the bond market. Then the Treasury Department announced that it was planning to stop issuing 30-year Treasury bonds. This resulted in a big upward spike in bond prices, which was quickly reversed in November. With various auto incentives and lower interest rates, consumers began to spend more money and various economic indicators began to point to a muted economic recovery, causing bond prices to retreat.

DEFENSIVE STRATEGIES EMPLOYED
Throughout the period, we believed that economic activity would continue to weaken, keeping inflation under wraps, and that bonds would perform well. This conviction became stronger as the country recognized that it was well into its first true recession in a decade. During the period, we rotated the portfolio away from the more cyclical areas of the bond market, such as paper products and other cyclical sectors. Instead, our strategy focused on more defensive sectors of the market including hospitals, universities and tobacco settlement revenue bonds, which are not as sensitive to economic slowdowns.

INVERSE FLOATERS IMPROVED PERFORMANCE; STEEL HOLDING FALTERED
The fund benefited from its investments in inverse floating rate bonds. These securities pay interest that increases when short-term rates fall. The Fed cut interest rates several times during the period, so these inverse floaters provided an excellent source of income. While inverse floaters provided the possibility of higher tax-exempt income, they also added price volatility to the portfolio. One of our holdings of inverse floaters was also refunded and is now backed by Treasury securities, which greatly enhanced the value of the securities and boosted the performance of the fund. Our hospital holdings outperformed the market during the period as the relative value of that sector improved.
         The fund's performance was hurt by its holding in Inland Steel revenue bonds (0.4% of net assets), as steel companies experienced profit declines, and by its holdings of airline revenue bonds, which were hit hard in the aftermath of the September 11th attacks. (Private corporations can issue municipal bonds to finance projects with a public purpose, such as pollution control or the construction of airport gates and terminals.)

LOOKING AHEAD
We believe that while economic recovery is forthcoming, the process will be long and slow with little measurable improvement until late 2002. Consumer spending will likely remain cautious, and manufacturing may improve slightly as companies rebuild inventories that were drawn down. At the same time, we feel consumer confidence has begun to increase and inflation remains in check.
         Under these conditions, we expect bonds to perform well in the coming months. Unless unusually attractive opportunities crop up in other areas, we will likely continue our defensive strategy of purchasing bonds in the less sensitive non-cyclical areas of the market. We believe the portfolio is well-positioned for an environment of continued low interest rates and a slow economic recovery.


--------------------------------------------------------------------------------
   FUND DATA
   INVESTMENT OBJECTIVE AND STRATEGY:
   Seeks a high level of total return consisting of current income exempt from ordinary federal income tax and opportunities for capital appreciation. The fund invests all of its assets in SR&F High-Yield Municipals Portfolio as part of a master fund-feeder fund structure. Under normal circumstances, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in relatively high-yielding securities.

artwork: compass rose
--------------------------------------------------------------------------------


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT STEINROE.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.

Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are disclosed as a percentage of SR&F High-Yield Municipals Portfolio as of 12/31/01 and are subject to change. Income distributions are exempt from federal income taxes, but may be subject to federal alternative minimum tax and state and local taxes. Capital gains, if any, are also taxable. The Lehman Brothers Municipal Bond Index is an unmanaged group of investment grade municipal bonds; it is not available for direct investment.

Investing in high yield bonds involves greater credit risks than investing in higher-quality bonds. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. The municipal bond management team seeks to identify opportunities and attempts to react quickly to market changes.

Source of Lipper data: Lipper Inc.

Liberty High Income Municipals Fund Class A is a class of Stein Roe High-Yield Municipals Fund.

Economic and market conditions change frequently. There can be no assurance that the trends described herein will continue or commence.

SR&F HIGH-YIELD MUNICIPALS PORTFOLIO
====================================================================================================================================
Portfolio of Investments at December 31, 2001 (Unaudited)
MUNICIPAL BONDS - 96.1%                                                                                       Par           Value
------------------------------------------------------------------------------------------------------------------------------------
EDUCATION - 5.1%
   EDUCATION - 1.9%
   IL State Development Finance Authority, Latin School of Chicago,
      Series 1998, 5.650%, 08/01/28..............................................................     $ 1,725,000     $ 1,633,799
   IL University of Illinois, Certificate of Participation, Utilities Infrastructure Projects,
      Series A, 5.500%, 08/15/16.................................................................         725,000         750,694
   MN Victoria, Holy Family Catholic High School,
      Series 1999 A, 5.875%, 09/01/29............................................................       1,200,000       1,177,500
   WV State University, Series 2000 A, (a) 04/01/19..............................................       1,250,000         482,113
                                                                                                                  ---------------
                                                                                                                        4,044,106
                                                                                                                  ---------------
   STUDENT LOAN - 3.2%
   NE Nebhelp, Inc., Series 1993 A-6, 6.450%, 06/01/18...........................................       4,000,000       4,378,880
   NM State Educational Assistance Foundation, Series 1996 A-2, 6.650%, 11/01/25.................       1,955,000       2,019,867
   TX Brazos Higher Educational Facilities Authority, Series 1993 C-2, 5.875%, 06/01/04..........         390,000         390,004
                                                                                                                  ---------------
                                                                                                                        6,788,751
                                                                                                                  ---------------
HEALTHCARE - 22.5%
   CONGREGATE CARE RETIREMENT - 8.1%
   CA Statewide Community Development Authority, Eskaton Village - Grass Valley,
      Series 2000, 8.250%, 11/15/31..............................................................       1,000,000       1,056,250
   FL Orange County Health Facilities Authority, Orlando Lutheran Towers, Inc.,
      Series 1996, 8.625%, 07/01/20..............................................................       3,000,000       3,172,500
   IL State Health Facilities Authority, Lutheran Senior Ministries,
      Series 2001, 7.375%, 08/15/31..............................................................         300,000         298,500
   MA State Development Finance Agency, Loomis Community, Series 1999 A:
      5.625%, 07/01/15...........................................................................         500,000         457,715
      5.750%, 07/01/23...........................................................................         250,000         219,797
   MO State Health & Educational Facilities Authority, Lutheran Senior Services,
      Series 1997, 5.750%, 02/01/17..............................................................       2,000,000       1,969,600
   NH State Higher Educational & Health Facilities Authority, Rivermead at Peterborough,
      Series 1998, 5.750%, 07/01/28..............................................................       1,000,000         847,500
   NJ State Economic Development Authority, Seabrook Village, Inc.,
      Series 2000 A, 8.250%, 11/15/30............................................................         625,000         664,844
      Winchester Gardens, Series 1996 A, 8.625%, 11/01/25........................................       2,000,000       2,070,000
   PA Chartiers Valley Industrial & Commercial Development Authority, Asbury Health Center,
      Series 1999, 6.375%, 12/01/24..............................................................         750,000         677,812
   PA Lancaster Industrial Development Authority, Garden Spot Village,
      Series 2000 A, 7.625%, 05/01/31............................................................         500,000         513,125
   TN Metropolitan Government, Nashville and Davidson County, Blakeford at Green Hills,
      Series 1998, 5.650%, 07/01/24..............................................................       1,250,000       1,062,500
   TX Abilene Health Facilities Development Corp., Sears Methodist Retirement Obligation Group:
      Series 1998 A, 5.900%, 11/15/25............................................................       2,100,000       1,729,875
      Series 1999, 6.000%, 11/15/29..............................................................         500,000         420,000
   WI State Health & Educational Facilities Authority:
      Attic Angel Obligated Group, 5.750%, 11/15/27..............................................       1,250,000         998,438
      Clement Manor, Series 1998, 5.750%, 08/15/24...............................................       1,350,000       1,130,625
                                                                                                                  ---------------
                                                                                                                       17,289,081
                                                                                                                  ---------------
   HEALTH SERVICES - 0.1%
   MA State Development Finance Agency, Boston Biomedical Research Institute,
      Series 1999, 5.650%, 02/01/19..............................................................         250,000         233,750
                                                                                                                  ---------------

   HOSPITAL - 9.0%
   AZ Health Facilities Authority, Phoenix Memorial Hospital,
      Series 1991, 8.125%, 06/01/12 (c)..........................................................       2,325,144         767,298
   CO La Junta, Arkansas Valley Regional Medical Center, Series 1999, 6.100%, 04/01/24...........         500,000         469,275



See notes to investment portfolio.




3



SR&F HIGH-YIELD MUNICIPALS PORTFOLIO CONTINUED
====================================================================================================================================

Portfolio of Investments at December 31, 2001 (Unaudited)
MUNICIPAL BONDS (CONTINUED)                                                                                   Par           Value
------------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - CONTINUED
   HOSPITAL - (CONTINUED)
   CO State Health Care Facilities Authority:
      National Jewish Medical & Research Center, Series 1998, 5.375%, 01/01/23...................      $  250,000      $  223,005
      Parkview Medical Center, Inc., Series 2001, 6.600%, 09/01/25...............................         300,000         317,250
   FL Orange County Health Facilities Authority, Orlando Regional Healthcare System,
      Series 1999, 6.000%, 10/01/26..............................................................         875,000         888,449
   FL West Orange Healthcare District, Series 2001 A, 5.650%, 02/01/22...........................       1,050,000       1,033,841
   IL Southwestern Illinois Development Authority, Anderson Hospital, Series 1999:
         5.500%, 08/15/20........................................................................         500,000         461,100
         5.625%, 08/15/29........................................................................         250,000         226,213
   MI Dickinson County, Series 1999, 5.800%, 11/01/24............................................       1,300,000       1,186,614
   MI Flint Hospital Building Authority, Hurley Medical Center,
      Series 1998 B, 5.375%, 07/01/28............................................................       1,250,000       1,079,000
   MI State Hospital Finance Authority, Detroit Medical Center,
      Series 1998 A, 5.250%, 08/15/28............................................................       1,000,000         781,000
   MN Maplewood, Healtheast, Inc., Series 1996, 5.700%, 11/15/02.................................         500,000         493,000
   NC State Medical Care Commission, Stanley Memorial Hospital,
      Series 1999, 6.375%, 10/01/29..............................................................       1,000,000       1,041,700
   NH State Higher Educational & Health Facilities Authority, Littleton Hospital Assoc., Inc.,
      Series 1998 A, 6.000%, 05/01/28............................................................       1,000,000         770,000
   NY NY City Industrial Development Agency Staten Island University Hospital,
      Series B, 6.375%, 07/01/31.................................................................       1,250,000       1,233,963
   OH Highland County Joint Township Hospital District, Series 1999, 6.750%, 12/01/29............       1,220,000       1,110,200
   OH Miami County, Upper Valley Medical Center, Inc., Series 1996 A, 6.375%, 05/15/26...........       1,015,000       1,015,690
   TX Richardson Hospital Authority, Baylor Richardson Medical Center,
      Series 1998, 5.625%, 12/01/28..............................................................       1,200,000       1,147,908
   TX Tyler Health Facilities Development Corp., Mother Frances Hospital,
      Series 1997 A, 5.625%, 07/01/13............................................................       1,785,000       1,749,960
   WA State Health Care Facilities Authority:
      Sacred Heart Medical Center, Series 1992, 6.875%, 02/15/12.................................       1,500,000       1,539,390
      Kadlec Medical Center, Series 2001, 5.875%, 12/01/21.......................................         600,000         611,004
   WV State Hospital Finance Authority, CamCare Charleston, Series 2000 A,
      6.750%, 09/01/30...........................................................................       1,000,000       1,062,590
                                                                                                                  ---------------
                                                                                                                       19,208,450
                                                                                                                  ---------------
   INTERMEDIATE CARE FACILITIES - 1.4%
   IL State Development Finance Authority, Hoosier Care, Inc., Series 1999 A,
      7.125%, 06/01/34...........................................................................       1,495,000       1,302,519
   IN State Health Facilities Financing Authority, Hoosier Care, Inc., Series 1999 A,
      7.125%, 06/01/34...........................................................................         150,000         130,687
   LA State Public Facilities Authority,
      Progressive Healthcare Providers, Inc., Series 1998, 6.375%, 10/01/28......................       2,000,000       1,537,500
                                                                                                                  ---------------
                                                                                                                        2,970,706
                                                                                                                  ---------------
   NURSING HOME - 3.9%
   AK Juneau, St. Ann's Care Center, Series 1999, 6.875%, 12/01/25...............................         700,000         681,625
   CO State Health Facilities Authority, Volunteers of America Care Facilities, Inc.,
      Series 1999 A, 5.750%, 07/01/10............................................................       1,085,000       1,017,187
   IA State Finance Authority, Care Initiatives, Series 1998 B, 5.500%, 07/01/08.................         645,000         620,813
   IN State Health Facilities Financing Authority, Metro Health Indiana, Inc.,
      Series 1998, 6.400%, 12/01/33 (c) .........................................................       1,500,000         975,000
   MA State Development Finance Agency, Alliance Health Care Facilities,
      Series 1999, 7.100%, 07/01/32..............................................................       1,250,000       1,220,312
   MN Carlton Inter-Faith Social Services, Inc. Series 2000, 7.750%, 04/01/29....................         750,000         768,750
   MN Minneapolis, Walker Methodist Senior Services Group, Series 1998 C, 6.000%, 11/15/28.......         500,000         438,750
   MN New Hope, North Ridge Care Center, Inc., Series 1999, 5.875%, 03/01/29.....................         900,000         770,625
   MN Sartell, Foundation for Healthcare, Series 1999 A, 6.625%, 09/01/29........................       2,000,000       1,825,000
                                                                                                                  ---------------
                                                                                                                        8,318,062
                                                                                                                  ---------------



See notes to investment portfolio.



4


SR&F HIGH-YIELD MUNICIPALS PORTFOLIO CONTINUED
====================================================================================================================================

Portfolio of Investments at December 31, 2001 (Unaudited)
MUNICIPAL BONDS (CONTINUED)                                                                                   Par           Value
------------------------------------------------------------------------------------------------------------------------------------
HOUSING - 6.7%
   ASSISTED LIVING/SENIOR - 2.2%
   DE Kent County, Heritage at Dover, Series 1999, 7.625%, 01/01/30..............................     $ 1,485,000     $ 1,319,794
   GA Columbus Housing Authority, The Gardens at Calvary, Series 1999, 7.000%, 11/15/29..........       1,000,000         857,500
   NC State Medical Care Commission, DePaul Community Facilities Project,
      Series 1999, 7.625%, 11/01/29..............................................................       1,250,000       1,248,438
   NY Huntington Housing Authority, Gurwin Jewish Senior Center, Series 1999:
      5.875%, 05/01/19...........................................................................       1,100,000         977,625
      6.000%, 05/01/29...........................................................................         375,000         327,656
                                                                                                                  ---------------
                                                                                                                        4,731,013
                                                                                                                  ---------------
   MULTI-FAMILY - 3.2%
   CO State Health Facilities Authority, Birchwood Manor Series 1991 A, 7.250%, 04/01/11.........         535,000         537,424
   FL Broward County Housing Finance Authority, Chaves Lake Apartment Project,
      Series 2000, 7.500%, 07/01/40..............................................................         750,000         758,437
   FL Clay County Housing Finance Authority, Madison Commons Apartments,
      Series 2000 A, 7.450%, 07/01/40............................................................         750,000         758,437
   GA Clayton County Housing Authority, Magnolia Park Apartments, Series 1999 A,
      6.250%, 06/01/30...........................................................................       1,000,000         913,090
   IL State Development Finance Authority, Catholic Charities Housing Development Corp.,
      Series 1993 C, 5.950%, 01/01/09............................................................       1,400,000       1,424,500
   IN New Castle, Raintree Apartments, Series 1988 B, (a) 03/01/18 (c)...........................      30,625,000          76,563
   OH Greater Allen County Housing Development Authority, Steiner-McBride Apartments,
      10.250%, 09/01/03..........................................................................         695,000         696,237
   TX El Paso County Housing Finance Corp., American Village Communities:
      Series 2000 C, 8.000%, 12/01/32............................................................         345,000         342,412
      Series 2000 D, 10.000%, 12/01/32...........................................................         400,000         398,000
   TX State Affordable Housing Corp., NHT/GTEX Project, Series C, 10.000%, 10/01/31..............         885,000         871,521
                                                                                                                  ---------------
                                                                                                                        6,776,621
                                                                                                                  ---------------
   SINGLE FAMILY - 1.3%
   IA State Housing Finance Authority, Series 1984 A, (a) 09/01/16...............................       4,520,000         885,016
   ID State Housing Agency, Series 1991 B, 7.500%, 07/01/24......................................       1,070,000       1,092,331
   UT State Housing Finance Agency:
      Series 1991 B-2, 7.750%, 01/01/23..........................................................          10,000          10,107
      Series 1991 C-3, 7.550%, 07/01/23..........................................................          65,000          66,090
   WA State Housing Finance Commission, Series 1991 C:
      (a) 01/01/22...............................................................................         465,000         112,344
      (a) 07/01/22...............................................................................         520,000         121,248
      (a) 01/01/23...............................................................................         520,000         117,016
      (a) 07/01/23...............................................................................         535,000         116,191
      (a) 01/01/24...............................................................................         530,000         111,093
      (a) 07/01/24...............................................................................         565,000         114,294
                                                                                                                  ---------------
                                                                                                                        2,745,730
                                                                                                                  ---------------
INDUSTRIAL - 7.2%
   FOOD PRODUCTS - 2.0%
   IN Hammond, American Maize Products Co., Series 1994, 8.000%, 12/01/24........................       3,250,000       3,344,965
   MI State Strategic Fund, Michigan Sugar Co., Carollton Project,
      Series 1998 C, 6.550%, 11/01/25............................................................       1,500,000         915,000
                                                                                                                  ---------------
                                                                                                                        4,259,965
                                                                                                                  ---------------
   FOREST PRODUCTS - 3.3%
   GA Rockdale County Development Authority, Solid Waste Disposal, Visy Paper, Inc.,
      Series 1993, 7.500%, 01/01/26..............................................................       1,000,000       1,012,500
   LA De Soto Parish, International Paper Company, Series A, 7.700%, 11/01/18....................       2,500,000       2,720,875
   MS Lowndes County, Weyerhaeuser Corp., Series 1992 A, 6.800%, 04/01/22........................       2,995,000       3,341,132
                                                                                                                  ---------------
                                                                                                                        7,074,507
                                                                                                                  ---------------



See notes to investment portfolio.




5



SR&F HIGH-YIELD MUNICIPALS PORTFOLIO CONTINUED
====================================================================================================================================

Portfolio of Investments at December 31, 2001 (Unaudited)
MUNICIPAL BONDS (CONTINUED)                                                                                   Par           Value
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - CONTINUED
   METALS & MINING - 0.7%
   IN State Development Finance Authority, Inland Steel, Series A, 5.750%, 10/01/11..............     $ 2,500,000      $  900,000
   NV State Department of Business & Industry, Wheeling-Pittsburgh Steel Corp.,
      Series 1999 A, 8.000%, 09/01/14............................................................         250,000         200,000
   VA Greensville County Industrial Development Authority, Wheeling Steel, Series 1999 A:
      6.375%, 04/01/04...........................................................................          90,000          72,000
      7.000%, 04/01/14...........................................................................         555,000         432,206
                                                                                                                  ---------------
                                                                                                                        1,604,206
                                                                                                                  ---------------
   OIL AND GAS - 1.2%
   TX Texas City Industrial Development Corp., Arco Pipe Line Co. Project,
      Series 1990, 7.375%, 10/01/20..............................................................       2,000,000       2,463,240
                                                                                                                  ---------------

OTHER - 11.4%
   TOBACCO SETTLEMENT - 1.4%
   CA Tobacco Securitization Authority, Southern California Tobacco Settlement,
      Series B, 6.000%, 06/01/43.................................................................       1,100,000       1,093,268
   LA Tobacco Settlement Financing Corp., Series 2001 B, 5.875%, 05/15/39........................       2,000,000       1,942,740
                                                                                                                  ---------------
                                                                                                                        3,036,008
                                                                                                                  ---------------
   REFUNDED/ESCROWED - 10.0% (D) CO Adams County, Series 1991 B:
      11.250%, 09/01/11 (b)......................................................................         325,000         467,161
      11.250%, 09/01/11..........................................................................         360,000         531,083
      11.250%, 09/01/11..........................................................................         220,000         332,860
      11.250%, 09/01/12..........................................................................       1,440,000       2,223,317
   FL Leesburg, Leesburg Regional Medical Center, Series 1991 A, 7.375%, 07/01/11................         775,000         811,735
   FL Tampa Bay, 10.120%, 10/01/29...............................................................       7,500,000       9,050,250
   GA State Municipal Electric Authority, Series V, 6.600%, 01/01/18.............................         690,000         814,814
   IL Health Facility Authority, Edward Hospital Association Project,
      Series 1992, 7.000%, 02/15/22..............................................................         685,000         703,118
   LA State Public Facilities Authority, Woman's Hospital Foundation,
      Series 1992, 7.250%, 10/01/22..............................................................       2,300,000       2,435,010
   NC Eastern Municipal Power Agency, Series 1991 A, 6.500%, 01/01/18............................       3,320,000       3,884,168
                                                                                                                  ---------------
                                                                                                                       21,253,516
                                                                                                                  ---------------
OTHER REVENUE - 0.1%
   RECREATION - 0.1%
   CT Mohegan Tribe Indians, Gaming Authority, Series 2001, 6.250%, 01/01/31.....................         275,000         268,213
                                                                                                                  ---------------

RESOURCE RECOVERY - 0.4%
   DISPOSAL - 0.4%
   IL Development Finance Authority, Waste Management, Inc., Series 1997, 5.050%, 01/01/10.......         250,000         244,377
   UT Carbon County, Laidlaw Environmental, Series A, 7.450%, 07/01/17...........................         500,000         515,625
                                                                                                                  ---------------
                                                                                                                          760,002
                                                                                                                  ---------------
TAX-BACKED - 13.8%
   LOCAL APPROPRIATED - 1.2%
   PA Philadelphia Municipal Authority, Series 1993 D, 6.250%, 07/15/13..........................       2,500,000       2,545,825
                                                                                                                  ---------------

   LOCAL GENERAL OBLIGATIONS - 0.8%
   MI Garden City School District, Series 2001, 5.500%, 05/01/16.................................         500,000         518,805
   NY New York City, Series 1996 B, 7.250%, 08/15/07.............................................       1,000,000       1,143,730
                                                                                                                  ---------------
                                                                                                                        1,662,535
                                                                                                                  ---------------



See notes to investment portfolio.




6


SR&F HIGH-YIELD MUNICIPALS PORTFOLIO CONTINUED
====================================================================================================================================

Portfolio of Investments at December 31, 2001 (Unaudited)
MUNICIPAL BONDS (CONTINUED)                                                                                   Par           Value
------------------------------------------------------------------------------------------------------------------------------------
TAX-BACKED - CONTINUED SPECIAL NON-PROPERTY TAX - 4.1% CO State Department of
   Transportation:
      Series 832R-A, 12.400%, 06/15/14...........................................................     $ 3,000,000     $ 3,401,580
      Series 832R-B, 12.400%, 06/15/15...........................................................       2,000,000       2,230,000
   MO St. Louis County Industrial Development Authority, Kiel Center Arena,
      Series 1992, 7.875%, 12/01/24..............................................................       3,000,000       3,107,520
                                                                                                                  ---------------
                                                                                                                        8,739,100
                                                                                                                  ---------------
   SPECIAL PROPERTY TAX - 3.3%
   CA Huntington Beach Community Facilities District, Grand Coast Resort,
      Series 2000-1, 6.450%, 09/01/31............................................................         750,000         749,062
   CA Orange County Community Facilities District, Ladera Ranch,
      Series 1999 A, 6.500%, 08/15/21............................................................       1,000,000       1,035,000
   FL Heritage Palms Community Development District, Series 1999, 6.250%, 11/01/04...............         950,000         960,687
   FL Heritage Springs Community Development District, Series 1999 B, 6.250%, 05/01/05...........         455,000         460,687
   FL Indigo Community Development District, Series 1999 B, 6.400%, 05/01/06.....................         985,000         998,544
   FL Lexington Oaks Community Development District:
      Series 2000 A, 7.200%, 05/01/30............................................................         600,000         624,000
      Series 2000 D, 6.700%, 05/01/07............................................................         635,000         653,256
   FL Northern Palm Beach County Improvement District, Series 1999, 6.000%, 08/01/29.............         750,000         750,938
   FL Orlando, Conroy Road Interchange Project, Series 1998 A:
      5.500%, 05/01/10...........................................................................         200,000         198,250
      5.800%, 05/01/26...........................................................................         300,000         285,750
   FL Stoneybrook Community Development District, Series 1998 A, 6.100%, 05/01/19................         330,000         329,588
                                                                                                                  ---------------
                                                                                                                        7,045,762
                                                                                                                  ---------------
   STATE APPROPRIATED - 1.0%
   NY Triborough Bridge & Tunnel Authority,
      Javits Convention Center Project, Series E, 7.250%, 01/01/10...............................       2,000,000       2,278,080
                                                                                                                  ---------------

   STATE GENERAL OBLIGATIONS - 3.4%
   MA Massachusetts Bay Transportation Authority, Series 1992 B, 6.200%, 03/01/16................       5,825,000       6,610,734
   TX University of Texas, Series B, 5.375%, 08/15/18............................................         650,000         659,958
                                                                                                                  ---------------
                                                                                                                        7,270,692
                                                                                                                  ---------------
TRANSPORTATION - 7.9%
   AIR TRANSPORTATION - 4.5%
   IL Chicago O'Hare International Airport, United Airlines, Inc.,
      Series 2000 A, 6.750%, 11/01/11............................................................         800,000         524,168
   IN Indianapolis Airport Authority, Federal Express Corp., Series 1994, 7.100%, 01/15/17.......       3,000,000       3,169,620
   MN Minneapolis & St. Paul Metropolitan Airports Commission, Northwest Airlines:
      Series 2001 A, 7.000%, 04/01/25............................................................         500,000         390,625
      Series 2001 B, 6.500%, 04/01/25............................................................         250,000         239,062
   NC Charlotte, US Airway, Inc.:
      Series 1998, 5.600%, 07/01/27..............................................................         250,000         101,875
      Series 2000, 7.750%, 02/01/28..............................................................         750,000         320,625
   PA Philadelphia Authority for Industrial Development, Aero Philadelphia,
      Series 1999, 5.500%, 01/01/24..............................................................       1,000,000         762,500
   TX Alliance Airport Authority, AMR Corp., Series 1991, 7.000%, 12/01/11.......................       4,070,000       3,784,082
   WA Port Seattle, Northwest Airlines, Inc., Series 2000, 7.250%, 04/01/30......................         500,000         397,500
                                                                                                                  ---------------
                                                                                                                        9,690,057
                                                                                                                  ---------------
   PORTS - 1.4% WA Port of Seattle, Series 2000:
      10.560%, 02/01/10..........................................................................         625,000         731,963
      10.560%, 02/01/11..........................................................................       1,875,000       2,227,838
                                                                                                                  ---------------
                                                                                                                        2,959,801
                                                                                                                  ---------------




See notes to investment portfolio.





7



SR&F HIGH-YIELD MUNICIPALS PORTFOLIO CONTINUED
====================================================================================================================================

Portfolio of Investments at December 31, 2001 (Unaudited)
MUNICIPAL BONDS (CONTINUED)                                                                                   Par           Value
------------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - CONTINUED
   TOLL FACILITIES - 1.6%
   CO E-470 Public Highway Authority, Series 2000 B:
      (a) 09/01/18...............................................................................     $ 4,000,000     $ 1,611,440
      (a) 09/01/35...............................................................................       8,750,000         726,600
   CO Northwest Parkway Public Highway Authority, Series 2001 D, 7.125%, 06/15/41................       1,000,000       1,008,750
                                                                                                                  ---------------
                                                                                                                        3,346,790
                                                                                                                  ---------------
   TRANSPORTATION - 0.4%
   NV State Department of Business & Industry, Las Vegas Monorail Project,
      Series 2000, 7.375%, 01/01/40..............................................................       1,000,000         983,750
                                                                                                                  ---------------

UTILITY - 21.0%
   INDEPENDENT POWER PRODUCER - 6.0%
   MI Midland County Economic Development Corp., Series 2000, 6.875%, 07/23/09...................       1,000,000       1,036,250
   PA State Economic Development Financing Authority, Northampton Generating:
      Series A, 6.500%, 01/01/13.................................................................       2,000,000       2,016,060
      Series 1994 B, 6.750%, 01/01/07............................................................       3,000,000       3,084,630
   VA Pittsylvania County Industrial Development Authority, Multitrade of
   Pittsyvania, Series 1994 A:
      7.450%, 01/01/09...........................................................................       3,500,000       3,517,500
      7.550%, 01/01/19...........................................................................       3,100,000       3,100,000
                                                                                                                  ---------------
                                                                                                                       12,754,440
                                                                                                                  ---------------
   INVESTOR OWNED - 7.3%
   CT State Development Authority, Connecticut Light & Power Co., Series 1993 A,
      5.850%, 09/01/28...........................................................................       2,900,000       2,922,707
   LA Calcasieu Parish Industrial Development Board, Entergy Gulf States, Inc.,
      Series 1999, 5.450%, 07/01/10..............................................................         500,000         490,000
   LA West Feliciana Parish, Entergy Gulf States, Inc., Series 1999 B, 6.600%, 09/01/28..........         250,000         251,250
   MS State Business Finance Corp., Systems Energy Resources, Inc. Series 1999,
      5.900%, 05/01/22...........................................................................       1,250,000       1,210,938
   NM Farmington, Tucson Electric Power Co., Series 1997 A, 6.950%, 10/01/20.....................       2,000,000       2,060,000
   NV Humboldt County Pollution Control Revenue, Idaho Power Co. Project,
      8.300%, 12/01/14...........................................................................       2,000,000       2,242,520
   PA Beaver County Industrial Development Authority, Toledo Edison Co., Series 1995,
      7.625%, 05/01/20...........................................................................       4,900,000       5,236,875
   TX Brazos River Authority, Pollution Control Revenue, TXU Electric Co. Project, Series C,
      5.750%, 05/01/36...........................................................................       1,300,000       1,279,408
                                                                                                                  ---------------
                                                                                                                       15,693,698
                                                                                                                  ---------------
   JOINT POWER AUTHORITY - 5.2%
   GA State Municipal Electric Authority, Series V, 6.600%, 01/01/18.............................       3,375,000       3,896,809
   NC Eastern Municipal Power Agency, Series 1991 A, 6.500%, 01/01/18............................       1,680,000       1,790,662
   WA State, Public Power Supply System, Series 1991 A:
      (a) 7/1/07.................................................................................       3,395,000       2,691,047
      (a) 7/1/07.................................................................................       3,550,000       2,803,293
                                                                                                                  ---------------
                                                                                                                       11,181,811
                                                                                                                  ---------------
   MUNICIPAL ELECTRIC - 0.5%
   WA Seattle, Series 2001, 5.500%, 03/01/17.....................................................       1,000,000       1,025,240
                                                                                                                  ---------------

   WATER & SEWER - 2.0%
   NH State Industrial Development Authority, Pennichuck Water Works, Inc.,
      Series 1988, 7.500%, 07/01/18..............................................................         535,000         579,138
   PA Dauphin County Industrial Development Authority Dauphin Water Supply Co.,
      Series 1992 A, 6.900%, 06/01/24............................................................       3,200,000       3,732,704
                                                                                                                  ---------------
                                                                                                                        4,311,842
                                                                                                                  ---------------
TOTAL MUNICIPAL BONDS
   (cost of $206,371,470)........................................................................                     205,315,350
                                                                                                                  ---------------
------------------------------------------------------------------------------------------------------------------------------------


See notes to investment portfolio.



8

SR&F HIGH-YIELD MUNICIPALS PORTFOLIO CONTINUED
====================================================================================================================================

Portfolio of Investments at December 31, 2001 (Unaudited)
MUNICIPAL PREFERRED STOCKS - 1.4%                                                                          Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
HOUSING - 1.4%
   MULTI-FAMILY - 1.4%
   Charter Municipal Mortgage Acceptance Co.:
      6.625%, 06/30/49 (e).......................................................................       2,000,000     $ 2,040,000
      7.600%, 11/30/50 (e).......................................................................       1,000,000       1,055,000
                                                                                                                  ---------------
TOTAL MUNICIPAL PREFERRED STOCKS
   (cost of $3,000,000)..........................................................................                       3,095,000
                                                                                                                  ---------------
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS - 1.0%                                                                                 Par           Value
------------------------------------------------------------------------------------------------------------------------------------
   MI Farmington Hills Hospital Finance Authority, Botsford General Hospital,
      Series 1991 B, VRDN, 2.000%, 02/15/16......................................................        $700,000         700,000
   MN Brooklyn Center, Brookdale Corp III Project, VRDN, 2.050%, 12/01/07........................         500,000         500,000
   NY Long Island Power Authority, Series 2001 2B, VRDN, 1.800%, 05/01/33........................         500,000         500,000
   TX Gulf Coast Waste Disposal Authority, Amoco Corp., Series 1996, VRDN,
      2.000%, 05/01/24...........................................................................         400,000         400,000
                                                                                                                  ---------------
TOTAL SHORT-TERM OBLIGATIONS
   (cost of $2,100,000)..........................................................................                       2,100,000
                                                                                                                  ---------------
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS - 98.5%
   (cost of $211,471,470)........................................................................                     210,510,350
                                                                                                                  ---------------
------------------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET - 1.5%...........................................................                       3,169,448
                                                                                                                  ---------------
NET ASSETS - 100.0%..............................................................................                    $213,679,798
                                                                                                                  ===============
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
(a) Zero coupon bond.
(b) This security or a portion thereof, with a total market value of $467,161 is being used to collateralize open future contracts.
(c) This issuer is in default of certain debt covenants. Income is not being accrued.
(d) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust solely for the purpose of the payment of principle and income.
(e) These securities are exempt from registration under Rule 144A of the
    Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
    December 31, 2001, the value of these securities amounted to $3,095,000 or
    1.4% of net assets.
    Variable rate demand notes (VRDN) are considered short-term obligations.
    Interest rates change periodically on specified dates. These securities are payable on demand and are secured either by letters of credits or other credit support agreements from banks. The rates listed are as of December
    31, 2001.

Short futures contracts open at December 31, 2001:

                                                                           UNREALIZED
                             PAR VALUE                                    APPRECIATION
             TYPE              COVERED BY CONTRACTS    EXPIRATION          AT 12/31/01
             ------           -----------------------  ----------   -------------------------
             Treasury Note          $14,200,000        March 2002          $228,895

Long futures contracts open at December 31, 2001:

                                     PAR VALUE                       UNREALIZED DEPRECIATION
             TYPE              COVERED BY CONTRACTS    EXPIRATION          AT 12/31/01
             ------           -----------------------  ----------   -------------------------
             Treasury Bond          $7,800,000         March 2002         $(130,803)


See notes to financial statements.


SR&F HIGH-YIELD MUNICIPALS PORTFOLIO
====================================================================================================================================
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001 (Unaudited)


ASSETS:
Investments, at cost............................................................................................     $211,471,470
                                                                                                                 ----------------
Investments, at value...........................................................................................     $210,510,350
Cash............................................................................................................           57,466
Receivable for:.................................................................................................
   Investments sold.............................................................................................          561,772
   Interest.....................................................................................................        3,710,249
Deferred Trustees' compensation plan............................................................................              324
Other assets....................................................................................................           22,988
                                                                                                                 ----------------
   Total Assets.................................................................................................      214,863,149
                                                                                                                 ----------------

LIABILITIES:
Payable for:
   Investments purchased........................................................................................        1,083,390
   Futures variation margin.....................................................................................            8,531
   Distributions................................................................................................            5,391
   Management fee...............................................................................................           75,197
   Transfer agent fee...........................................................................................              576
   Bookkeeping fee..............................................................................................            2,178
   Trustees' fee................................................................................................            2,962
Deferred Trustees' fee..........................................................................................              324
Other liabilities...............................................................................................            4,802
                                                                                                                 ----------------
   Total Liabilities............................................................................................        1,183,351
                                                                                                                 ----------------
   NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTEREST......................................................     $213,679,798
                                                                                                                 ================




See accompanying Notes to Financial Statements.



SR&F HIGH-YIELD MUNICIPALS PORTFOLIO
====================================================================================================================================
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2001 (Unaudited)


INVESTMENT INCOME:
Interest........................................................................................................       $7,418,538
                                                                                                                    -------------

EXPENSES:
Management fee...................................................................................    $   493,466
Bookkeeping fee..................................................................................          5,080
Transfer agent fee...............................................................................          3,025
Trustees' fee....................................................................................          2,700
Custodian fee....................................................................................          3,316
Other expenses...................................................................................         31,706
                                                                                                   --------------
   Total Expenses................................................................................        539,293
Custodian credits earned.........................................................................         (1,616)
                                                                                                   --------------
   Net Expenses.................................................................................................          537,677
                                                                                                                    -------------
   Net Investment Income........................................................................................        6,880,861
                                                                                                                    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain on:
   Investments..................................................................................................          403,055
   Futures contracts............................................................................................          456,416
                                                                                                                    -------------
   Net realized gain............................................................................................          859,471
                                                                                                                    -------------
Net change in unrealized appreciation/depreciation on:
   Investments..................................................................................................         (815,307)
   Futures contracts............................................................................................          230,668
                                                                                                                    -------------
   Net change in unrealized appreciation/depreciation...........................................................         (584,639)
                                                                                                                    -------------
   Net Gain.....................................................................................................          274,832
                                                                                                                    -------------
INCREASE IN NET ASSETS FROM OPERATIONS..........................................................................       $7,155,693
                                                                                                                    =============




See accompanying Notes to Financial Statements.



SR&F HIGH-YIELD MUNICIPALS PORTFOLIO
====================================================================================================================================
STATEMENT OF CHANGES IN NET ASSETS



                                                                                                      (UNAUDITED)
                                                                                                      SIX MONTHS              YEAR
                                                                                                            ENDED            ENDED
                                                                                                     DECEMBER 31,         JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                                                           2001             2001
                                                                                                 ---------------- ----------------
OPERATIONS:
Net investment income...........................................................................      $ 6,880,861     $ 14,893,101
Net realized gain (loss) on investments and futures contracts...................................          859,471       (2,167,283)
Net change in unrealized appreciation/depreciation
   on investments and futures contracts.........................................................         (584,639)       4,173,176
                                                                                                 ---------------- ----------------
   Net Increase from Operations.................................................................        7,155,693       16,898,994
                                                                                                 ---------------- ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
   Contributions ...............................................................................        7,923,781        6,138,469
   Withdrawals..................................................................................      (26,774,641)     (51,309,604)
                                                                                                 ---------------- ----------------
      Net Decrease from Transactions in Investors' Beneficial Interest..........................      (18,850,860)     (45,171,135)
                                                                                                 ---------------- ----------------
   Total Decrease in Net Assets.................................................................      (11,695,167)     (28,272,141)

TOTAL NET ASSETS:
Beginning of period.............................................................................      225,374,965      253,647,106
                                                                                                 ---------------- ----------------
End of period...................................................................................     $213,679,798     $225,374,965
                                                                                                 ================ ================


STEIN ROE HIGH-YIELD MUNICIPALS FUND
====================================================================================================================================
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001 (Unaudited)


ASSETS:
Investments in Portfolio, at value.........................................................................     $213,679,798
Receivable for:
   Expense reimbursement due from Advisor..................................................................            2,895
Deferred Trustees' compensation plan.......................................................................              945
Other assets...............................................................................................          164,816
                                                                                                            ----------------
   Total Assets............................................................................................      213,848,454
                                                                                                            ----------------

LIABILITIES:
Payable for:
   Fund shares repurchased.................................................................................          681,725
   Distributions - Class S.................................................................................          350,171
   Administration fee......................................................................................           26,269
   Transfer agent fee......................................................................................           65,370
   Bookkeeping fee.........................................................................................            6,998
   Trustees' fee...........................................................................................              800
Deferred Trustees' fee.....................................................................................              945
                                                                                                            ----------------
   Total Liabilities.......................................................................................        1,132,278
                                                                                                            ----------------
NET ASSETS ................................................................................................     $212,716,176
                                                                                                            ================

COMPOSITION OF NET ASSETS:
Paid-in capital............................................................................................     $221,255,001
Undistributed net investment income........................................................................           34,083
Accumulated net realized loss on investments allocated from Portfolio......................................       (7,709,880)
Net unrealized depreciation on investments allocated from Portfolio........................................         (961,120)
Net unrealized appreciation on futures allocated from Portfolio............................................           98,092
                                                                                                            ----------------
NET ASSETS.................................................................................................     $212,716,176
                                                                                                            ================

CLASS A:
   Net assets..............................................................................................     $      1,081
   Shares outstanding......................................................................................               97
                                                                                                            ================
Net asset value and redemption price per share.............................................................     $      11.14(a)
                                                                                                            ================
Maximum offering price per share
   (NAV/0.9525)............................................................................................     $      11.70(b)
                                                                                                            ================

CLASS S:
   Net assets..............................................................................................     $212,715,095
   Shares outstanding......................................................................................       19,144,314
                                                                                                            ================
Net asset value, offering and redemption price per share...................................................     $      11.11
                                                                                                            ================


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.



See accompanying Notes to Financial Statements.



STEIN ROE HIGH-YIELD MUNICIPALS FUND
====================================================================================================================================
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2001 (Unaudited)


INVESTMENT INCOME:
Interest allocated from Portfolio...............................................................................       $7,418,538
                                                                                                                    -------------

EXPENSES:
Expenses Allocated from Portfolio................................................................       $537,677
Administration fee...............................................................................        151,260
Service fee - Class A............................................................................              1
Bookkeeping fee..................................................................................         41,804
Transfer agent fee...............................................................................        178,006
Trustees' fee....................................................................................          4,800
Other expenses...................................................................................         50,889
                                                                                                   --------------
   Total expenses...............................................................................................          964,437
                                                                                                                    -------------
   Net Investment Income........................................................................................        6,454,101
                                                                                                                    -------------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM THE PORTFOLIO:
Net realized gain on investments and futures contracts allocated from Portfolio.................................          859,471
Net change in unrealized appreciation/depreciation on investments and futures contracts
   allocated from Portfolio.....................................................................................         (584,639)
                                                                                                                    -------------
   Net Gain.....................................................................................................          274,832
                                                                                                                    -------------
INCREASE IN NET ASSETS FROM OPERATIONS..........................................................................       $6,728,933
                                                                                                                    =============


See accompanying Notes to Financial Statements.



STEIN ROE HIGH-YIELD MUNICIPALS FUND
====================================================================================================================================
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                      (UNAUDITED)
                                                                                                      SIX MONTHS              YEAR
                                                                                                            ENDED            ENDED
                                                                                                     DECEMBER 31,         JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                                                           2001            2001(a)
                                                                                                 ---------------- ----------------
OPERATIONS:
Net investment income...........................................................................   $    6,454,101    $  14,079,156
Net realized gain (loss) on investments allocated from Portfolio................................          859,471       (2,167,497)
Net change in unrealized appreciation/depreciation
   on investments allocated from Portfolio......................................................         (584,639)       4,172,995
                                                                                                 ---------------- ----------------
   Net Increase from Operations.................................................................        6,728,933       16,084,654
                                                                                                 ---------------- ----------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A......................................................................................              (31)             (53)
   Class S......................................................................................       (6,688,608)     (14,034,351)
                                                                                                 ---------------- ----------------
   Total Distributions Declared to Shareholders.................................................       (6,688,639)     (14,034,404)
                                                                                                 ---------------- ----------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions ...............................................................................               --            1,000
   Distributions reinvested ....................................................................               31               53
                                                                                                 ---------------- ----------------
   Net Increase.................................................................................               31            1,053
                                                                                                 ---------------- ----------------

Class S:
   Subscriptions ...............................................................................       13,343,471       16,198,748
   Distributions reinvested ....................................................................        4,459,457        9,458,044
   Redemptions .................................................................................      (30,076,689)     (56,545,431)
                                                                                                 ---------------- ----------------
   Net Decrease.................................................................................      (12,273,761)     (30,888,639)
                                                                                                 ---------------- ----------------
   Net Decrease from Share Transactions.........................................................      (12,273,730)     (30,887,586)
                                                                                                 ---------------- ----------------
   Total Decrease in Net Assets.................................................................      (12,233,436)     (28,837,336)

NET ASSETS:
Beginning of period.............................................................................      224,949,612      253,786,948
                                                                                                 ---------------- ----------------
End of period...................................................................................     $212,716,176     $224,949,612
                                                                                                 ================ ================
Undistributed net investment income.............................................................        $  34,083       $  173,063
                                                                                                 ================ ================

CHANGES IN SHARES:
Class A:
   Subscriptions ...............................................................................               --               90
   Issued for distributions reinvested..........................................................                2                5
                                                                                                 ---------------- ----------------
   Net Increase.................................................................................                2               95
                                                                                                 ---------------- ----------------

Class S:
   Subscriptions ...............................................................................        1,179,198        1,450,026
   Issued for distributions reinvested..........................................................          394,920          848,660
   Redemptions .................................................................................       (2,664,450)      (5,051,528)
                                                                                                 ---------------- ----------------
   Net Decrease.................................................................................       (1,090,332)      (2,752,842)
                                                                                                 ---------------- ----------------


(a) Class A shares were initially offered on July 31, 2000.



See accompanying Notes to Financial Statements.


STEIN ROE HIGH-YIELD MUNICIPALS FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================

December 31, 2001  (Unaudited)



NOTE 1. ORGANIZATION
Stein Roe High-Yield Municipals Fund-Class S and Liberty High Income Municipals Fund, Class A are the collective series of shares of Stein Roe High-Yield Municipals Fund (the "Fund"), which is a series of Liberty-Stein Roe Funds Municipal Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F High-Yield Municipals Portfolio (the "Portfolio").
    The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 2, 1998. At commencement, the Fund contributed $335,711,000 in securities and other assets to the Portfolio in exchange for beneficial ownership of the Portfolio. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At December 31, 2001, the Fund owned 100.0% of the Portfolio.
    The Fund may issue an unlimited number of shares. Effective July 31, 2000, the Fund began offering Class A shares. The Fund offers two classes of shares:
Class A and Class S. Class S shares are offered continuously at net asset value. Class A shares are offered continuously and have their own sales charge and expense structure; please refer to the Fund's Class A prospectus for more information on Class A shares. The financial highlights for Class S shares are presented in a separate annual report.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and Portfolio in the preparation of their financial statements.

SECURITY VALUATIONS AND TRANSACTIONS
Municipal securities are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of bid valuations provided by a pricing service. Futures contracts are valued based on the difference between the last sale price and the opening price of the contract. Other securities and assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Investment transactions are accounted for on trade date.
    Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. The Portfolio did not have when-issued or delayed delivery purchase commitments as of December 31, 2001.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
All income, expenses (other than the Class A 12b-1 service charge), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.
    Effective July 1, 2001, the Portfolio and Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Fund, but resulted in reclassifications as follows:
                                           DECREASE IN
                                          NET UNREALIZED
                               INCREASE    APPRECIATION/
                               IN COST     DEPRECIATION
SR&F High Yield
    Municipals Portfolio        $95,558       $(95,558)
Stein Roe High Yield
    Municipals Fund              95,558        (95,558)

NOTES TO FINANCIAL STATEMENTS CONTINUED
================================================================================

     The effect of this change for the six months ended December 31, 2001 is as follows:
                   INCREASE         DECREASE      DECREASE IN
                     NET         NET UNREALIZED   NET REALIZED
                  INVESTMENT      APPRECIATION/      GAINS/
                    INCOME        DEPRECIATION       LOSSES
SR&F
  High Yield
  Municipals
  Portfolio         $26,843        $(25,121)         $(1,722)
Stein Roe
  High Yield
  Municipals
  Fund               26,843         (25,121)          (1,722)

     The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change.

FUTURES CONTRACTS
The Portfolio may enter into futures contracts to either hedge against expected declines of their portfolio securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time a fund seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.
    Upon entering into a futures contract, the Portfolio deposits with its custodian cash or securities in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires. See the Portfolio of Investments for a summary of open futures contracts at December 31, 2001.

FEDERAL INCOME TAXES
No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service. All dividends paid from net investment income by the Fund constitute tax-exempt interest that is not taxable for federal income tax purposes; however, a portion of the dividends paid may be inclusive in the alternative minimum tax calculation.

At June 30, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

        YEARS OF EXPIRATION         CAPITAL LOSS CARRYFORWARD
             2006-2009                     $6,781,125

    Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.
    Additionally, $90,612 of net capital losses attributable to security transactions incurred after October 31, 2000, are treated as arising on July 1, 2001, the first day of the Fund's next taxable year.

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statement as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid in capital.
    The amount and character of income and gains to be distributed in accordance with income tax regulations may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

================================================================================
NOTE 2. PORTFOLIO COMPOSITION
The Portfolio invests in municipal securities including, but not limited to, general obligation bonds, revenue bonds and escrowed bonds (i.e., bonds that have been refinanced, the proceeds of which have been invested in U.S. or state and local government obligations that are set aside to pay off the original issue at the first call date or maturity).
    See the Portfolio of Investments for additional information regarding portfolio composition.
    The Portfolio holds investments that are insured by private insurers who guarantee payment of principal and interest in the event of default. At December 31, 2001, investments in these securities represented 13.3% of holdings.

NOTES TO FINANCIAL STATEMENTS CONTINUED
================================================================================

NOTE 3. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES
MANAGEMENT & ADMINISTRATIVE FEES
The Fund and the Portfolio pay monthly management and administrative fees, computed and accrued daily, to Stein Roe & Farnham Incorporated (the "Advisor"), an affiliate of Fleet National Bank ("Fleet"), an indirect, majority-owned subsidiary of FleetBoston Financial Corporation, for its services as investment advisor and manager. The management fee for the Portfolio is 0.45% of the first $100 million of average daily net assets, 0.425% of the next $100 million and 0.40% thereafter.
    On November 1, 2001, Liberty Financial Companies, Inc., a former affiliate of the Advisor, completed the sale of its asset management business, including the Advisor, to Fleet. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Fund and the Portfolio to Fleet. The Fund and the Portfolio had obtained approval of a new investment advisory contract by the Fund's Board of Trustees and Fund shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.
    The administrative fee for the Fund is computed at an annual rate of 0.15% of the first $100 million of average daily net assets, 0.125% of the next $100 million and 0.10% thereafter.

BOOKKEEPING FEES
The Advisor is responsible for providing pricing and bookkeeping services to the Portfolio and the Fund under Pricing and Bookkeeping Agreements. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.
    Under its pricing and bookkeeping agreements with the SR&F Base Trust and Fund, the Advisor receives from the Portfolio and Fund an annual flat fee of $10,000 and $5,000, respectively, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEES
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses. The Portfolio pays the Transfer Agent a monthly fee equal to $6,000 annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter.
    The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a monthly service fee equal to 0.25% annually on Class A average daily net assets on the 20th of each month.
    The fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER
Certain officers and trustees of the Trust are also officers of the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

================================================================================
NOTE 4. PORTFOLIO INFORMATION
During the six months ended December 31, 2001, purchases and sales of investments, other than short-term obligations, were $12,625,792 and $19,265,450.
    Unrealized appreciation (depreciation) at December 31, 2001 for generally accepted accounting principles were:

    Gross unrealized appreciation ...........   $ 10,939,854
    Gross unrealized depreciation ...........    (11,900,974)
                                                 -----------
       Net unrealized depreciation...........    $  (961,120)
                                                 ===========


FINANCIAL HIGHLIGHTS
================================================================================

SR&F High-Yield Municipals Portfolio

Selected data for a share outstanding throughout each period is as follows:

                                                            (UNAUDITED)
                                                             SIX MONTHS                                                    PERIOD
                                                                  ENDED                                                     ENDED
                                                           DECEMBER 31,              YEAR ENDED JUNE 30,                 JUNE 30,
RATIOS TO AVERAGE NET ASSETS:                                      2001          2001           2000           1999      1998 (A)
                                                                 ------        ------         ------         ------       -------

Expenses (d).............................................        0.47%(b)      0.47%          0.47%          0.45%         0.47%(b)
Net investment income (d)................................        6.04%(b)(e)   6.18%          6.11%          5.55%         5.72%(b)
Portfolio turnover rate..................................           6%(c)        16%            14%            19%            3%(c)

(a) From commencement of operations on February 2, 1998.
(b) Annualized.
(c) Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact. (e) As required, effective July
    1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change, for the six months ended
    December 31, 2001, was to increase the ratio of net investment income to average net assets from 6.02% to 6.04%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.


FINANCIAL HIGHLIGHTS
================================================================================

LIBERTY HIGH INCOME MUNICIPALS FUND - CLASS A

Selected data for a share outstanding throughout each period is as follows:

                                                                                                     (UNAUDITED)
                                                                                                      SIX MONTHS           PERIOD
                                                                                                           ENDED            ENDED
                                                                                                    DECEMBER 31,         JUNE 30,
                                                                                                            2001         2001 (a)
                                                                                                        --------         --------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                     $ 11.13          $ 11.11
                                                                                                        --------         --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                                                                                   0.31(c)          0.58
Net realized and unrealized gain on investments allocated from Portfolio                                    0.02(c)          0.01
                                                                                                        --------         --------
      Total Income from Investment Operations                                                               0.33             0.59
                                                                                                        --------         --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
   From net investment income                                                                              (0.32)           (0.57)
                                                                                                        --------         --------
NET ASSET VALUE, END OF PERIOD                                                                           $ 11.14          $ 11.13
                                                                                                        ========         ========
Total return (d)                                                                                           2.97%            5.42%
                                                                                                        --------         --------

RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                                                               1.10%            1.06%
Net investment income (e)                                                                                  5.51%(c)         5.65%
Net assets, end of period (000's)                                                                        $     1          $     1

(a) From commencement of operations on July 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) As required, effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change, for the six months ended December 31, 2001, was to increase the ratio of net investment income to average net assets from 5.49% to 5.51%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d) Not annualized.
(e) Annualized.

Shareholder Meeting Results
--------------------------------------------------------------------------------

STEIN ROE HIGH-YIELD MUNICIPALS FUND
    On September 26, 2001, a Special Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the items listed on the Trust's Proxy Statement for said meeting. On July 16, 2001, the record date for the Meeting, the Fund had $224,634,756 of Net asset Value (NAV) representing shares outstanding. The votes cast were as follows:


PROPOSAL OF
NEW INVESTMENT                             % OF                % OF NAV TO
ADVISORY AGREEMENT:        NAV              NAV              TOTAL NAV VOTED
--------------------------------------------------------------------------------
For                  $117,145,907            52.15%                 93.90%
Against                 3,173,618             1.41%                  2.54%
Abstain                 4,440,121             1.98%                  3.56%

TRUSTEES & TRANSFER AGENT

DOUGLAS A. HACKER
President of UAL Loyalty Services and Executive Vice President of United Airlines (formerly Executive Vice President, Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development and Administration, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President and Director of Itek Corp.)

WILLIAM E. MAYER
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operating Officer, Fleet Asset Management; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Chief Operations Officer, Mutual Funds, Liberty Financial Companies; Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational systems needs (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)



IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty High Income Municipals Fund Class A is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you. This report has been prepared for shareholders of Liberty High Income Municipals Fund Class A.

This report may also be used as sales literature when preceded or accompanied by the current prospectus, which provides details of sales charges, investment objectives and operating policies of the fund, and with the most recent copy of the Liberty Funds Performance Update.


Semiannual Report:
Liberty High Income Municipals Fund Class A

                               Give me Liberty.[R]

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At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money
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Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.



Liberty High Income Municipals Fund Class A  Semiannual Report,
December 31, 2001


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LIBERTY FUNDS
--------------------------------------------------------------------------------

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Liberty Funds Distributor, Inc. (C)2001
One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com



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